Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Obligations relating to short selling of securities [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferredout of level two into level one	$ 114	$ 40
Liabilities transferred out of level one into level two	169	867
Investment In Equity Securities [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Transferred out of level three into level two	101
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	1,413	705
Assets transferred out of level one into level two	758	2,099
Investment securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	1,204	401
Assets transferred out of level one into level two	$ 752	491
Investments in other foreign governments debt [Member]
Disclosure of detailed information about financial instruments [line items]
Transferred out of level three into level two		77
Financial instruments designated at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Transferred out of level three into level two		$ 126